Related party transactions - compensation to directors (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Compensation	€ 19,097	€ 23,050	€ 18,830
Director
Disclosure of transactions between related parties [line items]
Compensation	€ 19,097	€ 23,050	€ 18,830